Goodwill - Schedule of Change in Carrying Amount of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill	$ 155,829
Accumulated impairment losses	(44,636)
Goodwill, net	111,193
Acquisitions and other purchase price adjustments	28,581
Goodwill	184,410
Accumulated impairment losses	(44,636)
Goodwill, net	$ 139,774